Label	Element	Value
Soundwatch Hedged Equity ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.20%
Soundwatch Hedged Equity ETF | S&P 500 Index 6/30/2025 P5,330 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Soundwatch Hedged Equity ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Soundwatch Hedged Equity ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2025 C6,300 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Soundwatch Hedged Equity ETF | S&P 500 Index 6/30/2025 C6,020 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Soundwatch Hedged Equity ETF | S&P 500 Index 12/31/2025 P6,300 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Soundwatch Hedged Equity ETF | S&P 500 Index 6/30/2025 P4,850 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)